SCHEDULE OF FINANCIAL STATEMENT AMOUNTS AND BALANCES OF VIES (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents		$ 88,988		¥ 709,217	¥ 603,790	¥ 806,599
Inventories		17,149			116,355	126,879
TOTAL ASSETS		332,677			2,257,236	2,390,948
Accounts and notes payable		69,850			473,936	517,878
Total liabilities		117,750			798,938	858,684
Total net revenues		109,062	¥ 739,996	1,477,619
Cost of revenues		(82,875)	(562,316)	(1,086,467)
Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable		57,467			389,918	340,173
Total net revenues		$ 98,177	666,138	1,360,966
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Cash and cash equivalents					890	334,198
Amounts due from Group companies					509,951	173,911
Inventories						68
Other assets					828	5,163
TOTAL ASSETS					511,765	513,340
Accounts and notes payable					26	26
Amounts due to Group companies					94	94
Accrued expenses and other liabilities					1,203	5,853
Other liabilities					4,618	1,305
Total liabilities					5,941	7,278
Net income (loss)			(237)	(400)
Variable Interest Entity, Primary Beneficiary [Member] | Group Companies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues	[1]		1,602
Variable Interest Entity, Primary Beneficiary [Member] | Related Party And Third Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues			18
Cost of revenues			¥ (1,785)	¥ (40)
Variable Interest Entity, Primary Beneficiary [Member] | Related Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accounts receivable					35
Accounts receivable from related parties					¥ 61

[1]	Inter-company revenues between VIEs and other subsidiaries